Business and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2013
Business and Basis of Presentation
Schedule of assets and liabilities contributed to GLPI from Penn

The assets and liabilities contributed to GLPI from Penn were as follows (in thousands):

Prepaid expenses	$2,766
Current deferred income tax assets	4,358
Property and equipment, net	2,024,572
Other assets	16,245
Accrued expenses	(5,656)
Other current liabilities	(12,219)
Deferred income tax liabilities	(6,493)

Net contribution	$2,023,573